Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
Employer Contributions
Employer Contributions
Employer Contributions–The following table shows the Company match provided under the Plan.

Employee group	Matching Contribution (% of eligible compensation)
Non-represented management employees	100% of first 5%
PGL Local 18007:
Hired prior to May 1, 2008	60% of first 6%
Hired on or after May 1, 2008 (1)	100% of first 5%
PGL Local 18007C:
Hired on or after September 11, 2016	100% of first 5%
NSG Local 2285:
Hired prior to July 1, 2008	60% of first 6%
Hired on or after July 1, 2008 (1)	100% of first 5%
WPSC Local 420:
Hired prior to December 19, 2009	None
Hired on or after December 19, 2009 (1)	100% of first 5%
MGU Local 12295:
Hired prior to January 16, 2010	100% of first 6%
Hired on or after January 16, 2010 (1)	100% of first 5%
WRPCO Local 1147:
Hired prior to April 18, 2010	100% of first 4%
Hired on or after April 18, 2010 (1)	100% of first 5%
MERC Local 31:
Hired prior to March 22, 2011	100% of first 6%
Hired on or after March 22, 2011 (1)	100% of first 5%
MERC Local 49	100% of first 5%
MGU Local 417:
Hired prior to February 16, 2012	100% of first 6%
Hired on or after February 16, 2012 (1)	100% of first 5%

(1)    These represented employees are considered "New Program Participants."